Summary of Significant Accounting Policies - Schedule of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Beginning balance	$ 117	$ 0
Provisions	67	169
Uncollectible accounts written off, net of recoveries	(56)	(52)
Ending balance	$ 128	$ 117